INCOME TAXES - Deferred tax assets (Details) (USD $)	Sep. 30, 2013
Deferred tax assets:
Net operating tax carry forwards	$ 175,556
Other	0
Gross deferred tax assets	175,556
Valuation allowance	(175,556)
Net deferred tax assets	$ 0